Summary of Significant Accounting Policies - Schedule of Weighted Average Dilutive Common Shares (Details) - shares	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Total potentially dilutive shares	17,387,250		7,969,098
Option [Member]
Total potentially dilutive shares	4,703,785		3,122,202
Warrants [Member]
Total potentially dilutive shares	3,483,403		3,435,134
Convertible Notes [Member]
Total potentially dilutive shares	9,200,062	[1]	1,411,762

[1]	As of December 31, 2018, many of the convertible notes had variable conversion prices and the shares issuable were estimated based on market conditions. Pursuant to the note agreements, there were 57,019,880 shares of common stock reserved for future note conversions.